NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies:

Significant Accounting Policies:

The Company’s management selects accounting principles generally accepted in the United States of America and adopts methods for their application.  The application of accounting principles requires the estimating, matching and timing of revenue and expense.  Below is a summary of certain significant accounting policies selected by management.

The consolidated financial statements and notes are representations of the Company’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud.  The Company's system of internal  accounting control is designed to assure, among other items, that  1) recorded  transactions  are valid;  2) valid  transactions  are recorded;  and  3) transactions  are  recorded in the proper  period in a timely  manner to produce financial  statements which present fairly the financial  condition,  results of operations  and cash  flows of the  Company  for the  respective  periods  being presented.

Management believes that all adjustments necessary for a fair statement of the results of the six months ended June 30, 2012 and 2011 have been made.

 Basis of Presentation:

The Company prepares its consolidated financial statements on the accrual basis of accounting.  All intercompany balances and transactions are eliminated.  The Company’s subsidiaries are consolidated with the parent company.

Cash and Cash Equivalents:

Cash and Cash Equivalents:

All highly liquid investments with original maturities of three months or less are included in cash and cash equivalents.  All deposits are maintained in FDIC insured depository accounts in local financial institutions and balances are insured up to $250,000.

Fair Value of Financial Instruments:

Fair Value of Financial Instruments:

The carrying amounts of cash, cash equivalents, accounts receivable, capital leases, accounts payable and notes payable approximate their fair values due to the short-term maturities of these instruments.

Accounts Receivable:

Accounts Receivable:

Accounts receivable are carried at their face amount, less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates accounts receivable and establishes the allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions, based on a history of write offs and collections.  The Company’s policy is generally not to charge interest on trade receivables after the invoice becomes past due.  A receivable is considered past due if payments have not been received within agreed upon invoice terms.   The Company provides an allowance for all receivables that are greater than 90 days old. Allowances for Doubtful Accounts totaled $3,000 and $4,780 at June 30, 2012 and December 31, 2011 respectively.  Write offs are recorded at a time when a customer receivable is deemed uncollectible and during the quarter ended March 31, 2012 the Company wrote-off $2,295.

Fixed Assets:

Fixed Assets:

Fixed assets are stated at cost if purchased, or at fair value in a nonmonetary exchange, less accumulated depreciation.  Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation is computed by applying the straight-line method over the estimated useful lives which are generally three to seven years.  Leases that meet the requirements of ASC 840-10, are capitalized and included in fixed assets.

Revenue Recognition:

Revenue Recognition:

The Company recognizes revenue in accordance with ASC 605-10, "Revenue Recognition in Financial Statements," Revenue will be recognized only when all of the following criteria have been met:

·	Persuasive evidence of an arrangement exists;
·	Ownership and all risks of loss have been transferred to buyer, which is generally upon shipment or at the time the service is provided;
·	The price is fixed and determinable; and
·	Collectability is reasonably assured.

Earnings per Share

Earnings per Share:

Earnings per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered.  As the Company has no potentially dilutive securities, fully diluted earnings per share is identical to earnings per share (basic).

Income Taxes:	Income Taxes: Income from the corporation is taxed at regular corporate rates per the Internal Revenue Code. There are no provisions for current taxes due to net available operating losses.
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

Estimates:

Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Accordingly, actual results could differ from those estimates.